Goodwill and Intangible Assets - Intangible Assets with Finite Lives (Details) - USD ($) $ in Thousands	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Finite-lived intangible assets
Cost	$ 172,880	$ 192,079
Accumulated Amortization	(134,856)	(133,068)
Net finite-lived intangible assets	38,024	59,011	$ 91,379
Customer relationships
Finite-lived intangible assets
Cost	172,880	187,580
Accumulated Amortization	(134,856)	(128,655)
Net finite-lived intangible assets	$ 38,024	58,925
Tradename
Finite-lived intangible assets
Cost		4,499
Accumulated Amortization		(4,413)
Net finite-lived intangible assets		$ 86